CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other comprehensive income [abstract]
Loss for the period	$ (3,973)	$ (10,349)	$ (9,500)	$ (20,129)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	70	(339)	109	(489)
Total	$ (3,903)	$ (10,688)	$ (9,391)	$ (20,618)